Related Party Transactions	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Related Party Transactions
NOTE 28. RELATED PARTY TRANSACTIONS
Parent entity
Immutep Limited is the parent
entity
.
Subsidiaries
Interests in subsidiaries are set out in note 29.
Key management personnel
Disclosures relating to key management personnel are set out in note 24 and 33.

Transactions with related parties
There is no transaction occurred with related parties for fiscal year ended June 30, 2025 and June 30, 2024, other than the payment of Directors’ fees.
Receivable from and payable to related parties
There were no trade receivables from or trade payables due to related parties at the reporting date.
Loans to/from related parties
There were no loans to or from related parties at the reporting date.